Share Based Payments	12 Months Ended
Dec. 31, 2019
Disclosure Of Share-based Payment Arrangements [Abstract]
Share Based Payments
Share Based Payments
Stock Option Plan
We have issued stock options to acquire common stock through our stock option plan of which the following are outstanding at December 31:

	2019		2018		2017
	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $	Stock Options	Weighted Average Exercise Price $
Outstanding, beginning of the year	1,249,361	8.73	647,156	13.20	912,995	17.42
Granted during the year	1,020,000	1.42	750,467	4.97	42,625	4.60
Forfeited during the year	(12,839)	11.35	(105,338)	11.67	(211,847)	32.80
Expired during the year	(9,575)	29.07	(1,122)	13.78	(12,302)	21.13
Exercised during the year	—	—	(41,802)	2.96	(84,315)	4.07
Outstanding, end of the year	2,246,947	5.31	1,249,361	8.73	647,156	13.20
Options exercisable, end of the year	1,327,845	7.22	777,245	11.04	573,984	14.36

The following table summarizes information about the stock options outstanding and exercisable at December 31, 2019:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price $	Number Exercisable	Weighted Average Exercise Price $
$0.54 - $1.42	100,000	4.81	0.96	66,667	0.75
$1.43 - $1.79	900,000	4.95	1.45	300,009	1.45
$1.80 - $3.39	376,411	5.11	2.73	284,412	2.72
$3.40 - $7.13	395,111	4.88	3.88	322,880	3.95
$7.14 - $63.84	475,425	2.53	16.74	353,877	19.95
	2,246,947	4.45	5.31	1,327,845	7.22

Non-exercisable options vest annually over periods ranging from one to three years.

We use the Black-Scholes valuation model to estimate fair value. We use historical data to estimate the expected dividend yield and expected volatility of our stock in determining the fair value of the stock options. The risk-free interest rate is based on the Government of Canada benchmark bond yield rates in effect at the time of grant and the expected life of the options represents the estimated length of time the options are expected to remain outstanding.

The estimated fair value of stock options issued during the year was determined using the following weighted average assumptions:

	2019	2018	2017
Risk-free interest rate	1.62%	2.02%	1.18%
Expected hold period to exercise	3.0 years	3.0 years	3.0 years
Expected share price volatility	97.90%	81.15%	90.73%
Expected forfeiture rate	3.67%	3.67%	3.67%
Expected dividend yield	Nil	Nil	Nil
Weighted average fair value of options	$0.87	$2.67	$2.65

Incentive Share Award Plan
Restricted Share Units
We have issued restricted share units ("RSUs") to non-employee directors through our incentive share award plan. Grants of RSUs to non-employee directors vest either immediately, on the third anniversary date from the grant date or when the director ceases to be a member of the board. We have also issued RSUs to certain officers and employees of the Company. Grants of RSUs to certain officers and employees of the Company vest over a three year period. The following RSUs are outstanding at December 31:

	2019	2018	2017
Outstanding, beginning of the year	260,755	190,407	139,237
Granted during the year	270,098	102,855	51,170
Forfeited during the year	—	(4,210)	—
Vested during the year	(321,196)	(28,297)	—
Outstanding, end of the year	209,657	260,755	190,407
(1)The weighted average fair value of the RSUs granted was $0.80 in 2019 (2018 - $3.35 ; 2017 - $5.96).
Performance Share Units
We have also issued performance share units ("PSUs") to certain officers and employees of the Company. Grants of PSUs require completion of certain performance criteria and cliff vest after 3 years or vest over a three year period, depending on the grant. PSU grants to certain officers will vest immediately upon a change of control of the Company. If certain officers cease employment with the Company, vesting occurs on a pro rata basis prior to the third anniversary of the grant but after the first anniversary. The following PSUs are outstanding at December 31:

	2019	2018	2017
Outstanding, beginning of the year	63,156	94,734	88,419
Granted during the year	—	—	6,315
Forfeited during the year	—	(31,578)	—
Vested during the year	(2,105)	—	—
Outstanding, end of the year	61,051	63,156	94,734
(1)     The weighted average fair value of the PSUs granted was nil in 2019 (2018 - nil; 2017 - $3.33).

We have reserved 3,219,845 common shares for issuance relating to our outstanding equity compensation plans. Compensation expense related to stock options, RSUs and PSUs for the year ended December 31, 2019 was $1,470,153 (2018 - $1,415,833; 2017 - $578,703).